Cost of sales, without considering depreciation and amortization - Cost of sales of goods (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of production
Cost of sales, excluding depreciation and amortization	$ 512,874	$ 613,381	$ 604,650
cost of sales of products [Member]
Disclosure of cost of sales [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization	49,206	37,640	58,633
Cost of production
Services provided by third parties	196,895	243,410	254,821
Consumption of materials and supplies	96,351	133,961	129,294
Disbursement of salaries	79,076	93,122	82,930
Electricity and water	44,583	50,215	42,877
Transport	20,784	23,539	25,406
Maintenance and repair	19,729	24,415	22,062
Short-term and low-value lease	16,341	30,819	15,498
Insurances	12,235	11,311	5,870
Provision (reversal) for impairment of finished goods and product in progress, note 8(c)	(2,143)	4,521	2,118
Other production expenses	11,755	9,634	10,179
Total cost of production of the period	495,606	624,947	591,055
Final balance of products in process and finished goods, net of depreciation and amortization	$ (31,938)	$ (49,206)	$ (45,038)